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THOMPSON BRUSSELS CINCINNATI CLEVELAND COLUMBUS DAYTON WASHINGTON, D.C.
 HINE

February 24, 2005

VIA ELECTRONIC TRANSMISSION
Attn: Filing Desk
U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  RE: THE GATEWAY TRUST POST-EFFECTIVE AMENDMENT NO. 41
            SECURITIES ACT OF 1933 FILE NO. 2-59895

      INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-02773

Dear Sir/Madam:

      On behalf of The Gateway Trust, I am transmitting via EDGAR Post-Effective Amendment No. 41 to The Gateway Trust's Registration Statement on Form N-1A. The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933 primarily for the purpose of updating the financial statements and providing other updating information for the Gateway Trust. In addition, disclosure has been added to comply with new requirements of Form N1-A, including disclosure relating to market timing and the selective disclosure of portfolio holdings.

      If you have any questions, please contact Donald S. Mendelsohn at (513) 352-6546.

                                                 Very truly yours,

                                                 /s/ Thompson Hine LLP

                                                 Thompson Hine LLP